Cash Flows	12 Months Ended
Dec. 31, 2011
Cash Flow Abstract
Cash Flow
12.	Cash Flow
On September 30, 2011 the acquisition of Crude was successfully completed (Note 3). As the Merger Agreement was a unit for share transaction no cash consideration was paid and thus the following assets and liabilities of Crude acquired in a non-cash transaction are not included into the Partnership's consolidated statement of cash flows for the year ended December 31, 2011.

Crude's Net Assets	As of September 30, 2011
Trade receivables	$8,321
Prepayments and other assets	629
Inventories	9,503
Vessels	351,750

Total assets	370,203

Trade accounts payable	$12,497
Due to related parties	10,457
Accrued liabilities	1,525
Long term debt	134,580

Total liabilities	159,059

Total Net Assets	211,144

The following assets and liabilities were included in the balance sheets of vessel owning entities acquired from CMTC, however, these assets, liabilities and equity amounts were retained by CMTC on April 6, 2009, April 12, 2009, March 1, 2010 and June 30, 2010 when the shares of the vessel-owning companies of the M/T Agamemnon II, the M/T Ayrton II, the M/T Atrotos and M/T Alkiviadis were transferred from CMTC to the Partnership, respectively. These transfers have been accounted for as transfers of equity interests between entities under common control where prior years were retroactively adjusted as if the transfers occurred at the beginning of the earliest comparable period (Note 1). As such assets and liabilities were included in the Partnership's balance sheet due to retrospective presentation, but were not acquired by the Partnership upon acquisition of the above mentioned vessel-owning entities, the cash flows for the years ended December 31, 2010 and 2009 were adjusted accordingly to exclude the following amounts of assets and liabilities as they did not result in cash inflows or outflows in the Partnership's consolidated financial statements:

	As of December 31, 2010		As of December 31, 2009
	$		$
Trade receivables		1,629		113
Due from related parties		13,357		11
Prepayments and other assets		76		69
Inventories		146		272
Deferred charges		65		69

Total assets		15,273		534

Trade accounts payable		401		673
Due to related parties		—		1,777
Accrued liabilities		332		166
Borrowings		46,384		28,991

Total liabilities		47,117		31,607

Net liabilities assumed by CMTC upon contribution to the Partnership		31,844		31,073